PLANTS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PLANTS AND EQUIPMENT, NET [Abstract]
PLANTS AND EQUIPMENT, NET
NOTE 7 –PLANTS AND EQUIPMENT, NET

Plants and equipment, net consisted of the following:

	December 31, 2021	December 31, 2020
At cost:
Machinery and equipment	$2,068,056	$1,972,035
Leasehold improvement	899,538	652,520
Office equipment	818,703	950,106
Motor vehicles	301,079	315,550
Total	4,087,376	3,890,211
Less: accumulated depreciation	(2,786,150)	(2,851,020)
Plants and equipment, net	$1,301,226	$1,039,191

Amortization of land use rights for the years ended December 31, 2020 and 2019 were $420,834 and $458,829, respectively. On November 9, 2020, the Company disposed its land use rights and buildings to a third party for total consideration of $34,326,979, with disposal gain of $7,005,446 recognized.

Depreciation expenses for the years ended December 31, 2021, 2020 and 2019 were $589,576, $1,350,922 and $1,544,900, respectively.

Impairment loss for the years ended December 31, 2021, 2020 and 2019 were $6,215, $58,760 and nil, respectively.